FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

                        FRANKLIN NEW YORK TAX-FREE TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05

Item 1. Schedule of Investments.


FRANKLIN NEW YORK TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................   3

Franklin New York Intermediate-Term Tax-Free Income Fund ..................   7

Franklin New York Limited-Term Tax-Free Income Fund .......................  13

Franklin New York Tax-Exempt Money Fund ...................................  15

Notes to Statements of Investments ........................................  19

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.8%
   BONDS 100.8%
   NEW YORK 100.8%
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
    Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ....................................     $ 2,785,000    $  2,947,811
   Amsterdam HDC Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25 ........................       2,220,000       2,230,678
   Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
    Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ..............................................       4,020,000       4,474,983
   Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ..........................................         200,000         228,888
   Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, 6.00%,
     7/01/26 ......................................................................................       1,185,000       1,320,564
     7/01/29 ......................................................................................       3,000,000       3,339,630
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ..................         900,000       1,021,635
   Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ..................       1,000,000       1,080,150
   Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ...................       2,300,000       2,447,729
   Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
    5.80%, 7/01/15 ................................................................................       1,340,000       1,406,384
   Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ................       5,330,000       5,715,999
   Johnson City Central School District GO, FGIC Insured, 4.375%, 6/15/26 .........................       1,745,000       1,743,761
   Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
     FSA Insured, 5.125%, 12/01/22 ................................................................       5,000,000       5,298,800
     MBIA Insured, 5.75%, 12/01/24 ................................................................       1,540,000       1,669,622
   Madison County IDA Civic Facility Revenue,
     College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ...........................       3,750,000       3,978,375
     Morrisville State College Foundation, Series A, 5.00%, 6/01/37 ...............................       1,000,000       1,051,480
   Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 .............       1,650,000       1,740,816
   Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
     5.25%, 10/01/21 ..............................................................................       1,520,000       1,658,594
     5.00%, 10/01/31 ..............................................................................       3,100,000       3,276,948
   Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ...............       1,055,000       1,253,087
   MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...........       3,000,000       3,312,690
   MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ...........................................       8,000,000       8,468,560
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .........................................       2,500,000       2,833,425
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ........................................       2,000,000       2,211,620
   MTA Revenue,
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...........................................       4,000,000       4,310,520
     Series A, AMBAC Insured, 5.00%, 11/15/21 .....................................................       5,000,000       5,496,100
     Series B, AMBAC Insured, 5.00%, 11/15/25 .....................................................       5,000,000       5,442,550
   MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.00%, 7/01/30 .....................................................       7,000,000       7,392,350
     Series B, MBIA Insured, 5.00%, 1/01/31 .......................................................       3,000,000       3,166,290
   Nassau County GO, Public Improvement, Series E, FSA Insured, ETM, 6.00%, 3/01/20 ...............       1,510,000       1,708,097
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ..................................................................       2,655,000       2,987,353
   New York City GO,
     Series A, MBIA Insured, 6.00%, 5/15/30 .......................................................         215,000         242,273
     Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 .........................................       1,785,000       2,044,271
     Series I, MBIA Insured, 5.00%, 4/15/29 .......................................................       3,000,000       3,120,150
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
    5.125%, 2/15/23 ...............................................................................       3,890,000       4,162,767


                                         Quarterly Statements of Investments | 3

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
    5.375%, 5/01/29 ...............................................................................     $   980,000    $  1,047,689
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
    6/15/26 .......................................................................................       1,000,000       1,055,640
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ...........................................       5,000,000       5,279,450
     Series A, FSA Insured, Pre-Refunded, 5.375%, 6/15/26 .........................................       3,000,000       3,108,180
     Series B, MBIA Insured, 5.75%, 6/15/26 .......................................................       1,285,000       1,332,725
     Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 .........................................         615,000         639,311
     Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 .........................................       5,000,000       5,318,350
     Series G, FSA Insured, 5.00%, 6/15/34 ........................................................       3,000,000       3,141,030
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, FGIC Insured, 5.00%, 5/01/28 .......................................................       6,000,000       6,292,560
     Series C, 4.75%, 5/01/23 .....................................................................       1,800,000       1,846,800
     Series D, MBIA Insured, 5.00%, 2/01/22 .......................................................       2,000,000       2,144,300
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
    AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ...................................................       3,000,000       3,375,480
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 ..................................................................       3,500,000       3,865,050
   New York City Trust Cultural Resources Revenue,
     American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ...................       2,000,000       2,109,640
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ..........................       7,500,000       7,986,300
     New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ......................................       2,000,000       2,078,640
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..................................       3,000,000       3,193,350
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1, AMBAC Insured,
    5.25%, 6/01/21 ................................................................................       6,000,000       6,558,900
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
    FSA Insured, 5.25%, 8/15/21 ...................................................................       1,740,000       1,882,228
   New York State Dormitory Authority Revenues,
     853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ........................       1,340,000       1,479,789
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
      5.50%, 7/01/29 ..............................................................................       1,585,000       1,756,370
     Comsewogue Public Library, MBIA Insured, 6.05%, 7/01/24 ......................................       2,445,000       2,493,900
     Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 .............................       2,000,000       2,096,500
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...............       2,000,000       2,178,280
     Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ..................................         400,000         431,056
     Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ..................................       1,880,000       2,033,295
     Iona College, XLCA Insured, 5.125%, 7/01/32 ..................................................       4,000,000       4,256,840
     Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ......................................       6,540,000       7,017,747
     Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ............................       1,500,000       1,553,970
     Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
      2/15/30 .....................................................................................       5,000,000       5,346,000
     Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/26 ..............................................................................       2,570,000       2,873,748
     Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 ....................         285,000         299,498
     Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 .................       1,975,000       2,137,404
     Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..................       2,000,000       2,193,145


4 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ............................................     $ 2,105,000    $  2,253,655
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ............................................       6,000,000       6,399,240
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 .................................         885,000         937,489
     Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured, 5.00%,
      10/01/34 ....................................................................................       5,000,000       5,364,150
     NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ...........................................       1,700,000       1,822,162
     Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ..................................       3,000,000       3,445,800
     Pace University, Refunding, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .......................       6,500,000       7,014,670
     School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ..................       1,750,000       1,931,230
     School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ..................       1,750,000       1,851,010
     Series 1, MBIA Insured, 5.00%, 7/01/22 .......................................................       2,000,000       2,151,140
     Series 1, MBIA Insured, 5.00%, 7/01/24 .......................................................       2,000,000       2,138,380
     Siena College, MBIA Insured, 5.00%, 7/01/31 ..................................................       3,500,000       3,694,005
     Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 .......................................       2,000,000       2,144,680
     St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 ................................       3,500,000       3,756,515
     St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 .....................       5,000,000       5,110,700
     State Non-Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
      7/01/26 .....................................................................................       3,400,000       3,680,534
     State Non-Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
      7/01/34 .....................................................................................       2,400,000       2,571,456
     University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ...................       1,000,000       1,036,480
     Upstate Community College, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .......................       5,945,000       6,588,903
     Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 .............................       1,000,000       1,050,270
   New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, AMBAC Insured, 6.10%, 8/15/20 ...............       5,000,000       5,100,000
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
    Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ............................................       3,500,000       3,755,360
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
    Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ...................................       3,000,000       3,037,740
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 .................................................................       4,000,000       4,254,320
   New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
    MBIA Insured, 5.00%, 3/15/22 ..................................................................       5,500,000       5,902,160
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
    MBIA Insured, 4.90%, 4/01/20 ..................................................................       2,120,000       2,243,448
   New York State Urban Development Corp. Revenue,
     Correctional Capital Facility, Series 6, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/25 ........       2,480,000       2,562,857
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/29 .....................................................................................      11,200,000      12,464,368
   Niagara Falls City School District COP, High School Facility, Refunding, FSA Insured, 5.00%,
    6/15/21 .......................................................................................       3,595,000       3,893,565
   Niagara Falls New York City School District COP, High School Facility, MBIA Insured,
    Pre-Refunded, 5.375%, 6/15/28 .................................................................       2,000,000       2,168,180
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ..............................           5,000           5,083
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
     4/01/15 ......................................................................................       1,065,000       1,318,885
     4/01/16 ......................................................................................       1,000,000       1,251,500


                                         Quarterly Statements of Investments | 5

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Port Authority New York and New Jersey Revenue, XLCA Insured, 5.00%, 9/15/27 ...................     $ 4,500,000    $  4,873,095
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ............................................         810,000         953,095
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 .......................       1,000,000       1,063,240
   Schenectady IDA Civic Facility Revenue,
     Schaffer Heights, Series A, GNMA I SF Secured, 6.00%, 11/01/30 ...............................       3,000,000       3,233,760
     Schaffer Heights, Series A, GNMA I SF Secured, 6.05%, 11/01/35 ...............................       2,375,000       2,555,476
     Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............................       2,395,000       2,542,197
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
    MBIA Insured, 5.00%, 7/01/28 ..................................................................       2,455,000       2,553,715
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
    FGIC Insured, 5.00%, 6/15/27 ..................................................................       1,295,000       1,376,015
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
    Pre-Refunded, 5.20%, 1/01/27 ..................................................................       1,000,000       1,160,980
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, 5.75%, 8/01/29 ................................................................         550,000         605,940
     Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ...........................................       2,000,000       2,096,100
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
    12/01/27 ......................................................................................       3,680,000       3,937,600
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .......................       1,500,000       1,615,725
                                                                                                                       -------------
   TOTAL LONG TERM INVESTMENTS (COST $322,217,451) ................................................                     346,654,988
                                                                                                                       -------------

(a)SHORT TERM INVESTMENTS 1.0%
   BONDS 1.0%
   NEW YORK 1.0%
   Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
     Series A, Daily VRDN and Put, 2.21%, 5/01/22 .................................................         600,000         600,000
     Series A-4, Daily VRDN and Put, 2.21%, 5/01/22 ...............................................         500,000         500,000
   Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    2.21%, 5/01/33 ................................................................................         900,000         900,000
   New York City GO,
     Series B2, Sub Series B5, MBIA Insured, Weekly VRDN and Put, 2.18%, 8/15/11 ..................         150,000         150,000
     Sub Series A-10, Daily VRDN and Put, 2.25%, 8/01/16 ..........................................         700,000         700,000
   Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 2.34%, 5/01/19 ..................................................         500,000         500,000
                                                                                                                       -------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,350,000) .................................................                       3,350,000
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $325,567,451) 101.8% ...................................................                     350,004,988
   OTHER ASSETS, LESS LIABILITIES (1.8)% ..........................................................                      (6,237,851)
                                                                                                                       -------------
   NET ASSETS 100.0% ..............................................................................                    $343,767,137
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 17

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

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   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.8%
   BONDS 98.7%
   NEW YORK 95.7%
   Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ................     $ 1,850,000    $  1,949,382
   Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 5.75%, 5/01/09 ................................................       1,010,000       1,017,464
     St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ....................................         420,000         455,272
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
    Creekside Project, Series A, AMBAC Insured, 4.625%, 8/01/16 ...................................       1,030,000       1,108,033
   Bath Central School District GO, Refunding,
     FGIC Insured, 4.00%, 6/15/19 .................................................................       1,850,000       1,865,595
     FSA Insured, 5.10%, 6/15/13 ..................................................................         775,000         839,565
   Buffalo GO,
     Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ...........................................       1,225,000       1,355,107
     Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .........................................         880,000         971,238
   Byram Hills Central School District GO, Refunding, ETM, 4.00%, 11/15/10 ........................       1,375,000       1,441,853
   Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ....................       1,080,000       1,132,229
   Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ....................       2,390,000       2,572,166
   Cleveland Hill Union Free School District Cheektowaga GO, Refunding, Series B, FGIC Insured,
     3.50%, 10/15/11 ..............................................................................       1,135,000       1,152,241
     4.00%, 10/15/14 ..............................................................................       1,000,000       1,034,430
   Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .............       1,000,000       1,043,820
   Dansville Central School District GO, Refunding, Series B, FGIC Insured,
     4.25%, 6/15/11 ...............................................................................         930,000         986,060
     4.35%, 6/15/12 ...............................................................................         870,000         929,586
     4.45%, 6/15/13 ...............................................................................         995,000       1,063,546
   Erie County GO,
     FGIC Insured, 4.70%, 11/01/12 ................................................................         700,000         735,917
     Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 ...................................       4,255,000       4,424,306
     Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 .................................       1,000,000       1,108,660
   Erie County IDA School Facility Revenue, City School District of Buffalo Project, FSA Insured,
    5.00%, 5/01/14 ................................................................................       2,985,000       3,336,514
   Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .......       1,095,000       1,171,245
   Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ..................       1,000,000       1,044,120
   Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ..........       1,260,000       1,313,638
   Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 .................       2,105,000       2,268,516
   Highland Central School District GO, Refunding, FSA Insured,
     3.75%, 6/15/12 ...............................................................................       1,790,000       1,840,711
     4.125%, 6/15/16 ..............................................................................       1,080,000       1,113,858
   Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
     6/15/09 ......................................................................................       1,125,000       1,183,309
     6/15/10 ......................................................................................       1,125,000       1,191,240
   Huntington GO, Public Improvement, 4.20%, 9/01/13 ..............................................       1,230,000       1,274,342
   Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 ...........       1,610,000       1,685,380
   Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.125%, 4/01/11 ................................................................       1,410,000       1,502,990
     Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ...........................................       2,000,000       2,159,300
(a)Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
    5.00%, 6/01/15 ................................................................................       1,000,000       1,100,830
   Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ..............       1,650,000       1,746,096


                                         Quarterly Statements of Investments | 7

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Monroe County GO,
     Public Improvement, FGIC Insured, 4.30%, 3/01/13 .............................................     $ 3,015,000    $  3,169,730
     Refunding, AMBAC Insured, 5.00%, 6/01/14 .....................................................       3,000,000       3,339,150
   Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
    Refunding, MBIA Insured, 4.00%,
     1/01/12 ......................................................................................       1,845,000       1,928,634
     1/01/13 ......................................................................................       1,920,000       2,000,736
   MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ..............       4,000,000       4,150,240
   MTA Revenue, Series A, MBIA Insured, 5.00%, 11/15/15 ...........................................       2,000,000       2,245,740
   MTA Transit Facilities Revenue,
     Series A, Pre-Refunded, 6.00%, 7/01/15 .......................................................       1,500,000       1,676,850
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..........................................       1,915,000       2,099,808
   Nassau County GO,
     General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ................................       1,000,000       1,056,020
     Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ............................................       1,000,000       1,146,740
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 6.00%, 8/01/10 ..................................................................       1,000,000       1,134,710
   New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ....................................       4,000,000       4,184,120
   New York City GO,
     Refunding, Series F, 5.25%, 8/01/13 ..........................................................       1,095,000       1,193,232
     Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ............................................       2,000,000       2,249,880
     Series B, 6.20%, 8/15/06 .....................................................................         770,000         780,549
     Series B, Pre-Refunded, 6.20%, 8/15/06 .......................................................         230,000         233,225
     Series D, 4.30%, 10/15/16 ....................................................................       3,000,000       3,081,870
     Series F, 6.00%, 8/01/12 .....................................................................          30,000          31,395
     Series F, Pre-Refunded, 6.00%, 8/01/12 .......................................................         670,000         703,487
     Series H, 4.125%, 8/01/11 ....................................................................       1,560,000       1,617,190
     Series J, 5.00%, 6/01/10 .....................................................................       4,000,000       4,301,640
   New York City Health and Hospital Corp. Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ...........................................       1,000,000       1,048,200
     Series A, AMBAC Insured, 5.00%, 2/15/11 ......................................................       2,000,000       2,178,060
     Series A, FSA Insured, 4.15%, 2/15/12 ........................................................         750,000         784,380
     Series A, FSA Insured, 4.30%, 2/15/13 ........................................................       1,000,000       1,043,200
   New York City IDA Civic Facility Revenue,
     Institute of International Education Inc. Project, 5.125%, 9/01/16 ...........................       2,320,000       2,485,810
     United States Tennis Assn., National 1 Tennis Center Project, Refunding, FSA Insured,
      4.25%, 11/15/14 .............................................................................       3,000,000       3,192,930
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series D, 5.00%, 6/15/12 ..........................................................       2,000,000       2,204,140
     Series D, 4.50%, 6/15/11 .....................................................................       2,000,000       2,136,280
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, 4.75%, 11/15/13 ....................................................................       1,000,000       1,059,780
     Series B, 4.75%, 11/01/16 ....................................................................       2,200,000       2,311,848
     Series B, Pre-Refunded, 6.00%, 11/15/13 ......................................................       1,000,000       1,145,250
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 .................................................................       4,200,000       4,591,230


8 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
     4.00%, 7/01/12 ...............................................................................     $ 2,000,000    $  2,056,500
     Series A, 5.50%, 7/01/12 .....................................................................       1,815,000       2,000,275
   New York State Dormitory Authority Revenues,
     City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ...........................       1,000,000       1,082,470
     Department of Health, 6.30%, 7/01/05 .........................................................         735,000         735,000
     FSA Insured, 5.125%, 2/15/07 .................................................................       1,000,000       1,037,890
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ...........................................       1,720,000       1,890,899
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ...........................................       1,895,000       2,063,484
     Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ..................................         170,000         172,081
     Iona College, XLCA Insured, 3.875%, 7/01/10 ..................................................       1,000,000       1,036,010
     Kateri Residence, 4.00%, 7/01/10 .............................................................       1,275,000       1,306,862
     Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ..................................       2,000,000       2,200,160
     Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ............................................       2,975,000       3,254,085
     Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .......................................       2,080,000       2,134,870
     New York State Department of Health, Refunding, 5.25%, 7/01/17 ...............................       5,000,000       5,555,550
     Non State Supported Debt, New School University, MBIA Insured, 4.00%, 7/01/15 ................       1,380,000       1,423,608
     Office of General Services, MBIA Insured, 5.00%, 4/01/18 .....................................       2,000,000       2,102,260
     School District Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 ....................       1,050,000       1,082,792
     School District Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 ....................       1,125,000       1,174,241
     Series 1, MBIA Insured, 5.00%, 7/01/10 .......................................................       5,000,000       5,450,200
     St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ................................         750,000         816,795
     Teachers College, MBIA Insured, 4.00%, 7/01/12 ...............................................       1,000,000       1,045,260
     University of Rochester, Series A, 5.25%, 7/01/21 ............................................         500,000         549,560
   New York State Energy Research and Development Authority PCR, New York State Electric and
    Gas,
     Series B, MBIA Insured, 4.00%, 10/15/15 ......................................................       5,000,000       5,078,250
     Series D, MBIA Insured, 4.10%, 12/01/15 ......................................................       2,000,000       2,041,740
   New York State Energy Research and Development PCR, New York State Electric and Gas,
    MBIA Insured, 4.10%, 3/15/15 ..................................................................       2,000,000       2,043,720
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
    Revolving Funds, Series B,
     5.80%, 1/15/16 ...............................................................................       1,010,000       1,130,321
     Pre-Refunded, 5.80%, 1/15/16 .................................................................       1,490,000       1,667,503
   New York State GO, Refunding, Series A, 4.50%, 3/15/07 .........................................       1,000,000       1,027,020
   New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
    11/01/08 ......................................................................................       3,045,000       3,163,329
   New York State Local Government Assistance Corp. Revenue, Refunding,
     Series A-1, FSA Insured, 5.00%, 4/01/13 ......................................................       2,200,000       2,440,724
     Series B, MBIA Insured, 4.875%, 4/01/20 ......................................................       3,750,000       3,885,450
   New York State Municipal Bond Bank Agency Special Program Revenue, Series A, FGIC Insured,
    3.75%, 2/15/13 ................................................................................       1,415,000       1,451,748
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     FSA Insured, 5.25%, 4/01/12 ..................................................................       1,620,000       1,812,440
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 .........................................       2,000,000       2,151,600


                                         Quarterly Statements of Investments | 9

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
    MBIA Insured, 3.75%, 4/01/12 ..................................................................     $ 2,500,000    $  2,571,925
   New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 .....................       1,525,000       1,619,001
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 .....................................................................................       1,000,000       1,112,890
     State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 .........................       1,490,000       1,528,993
     State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ..........................       1,955,000       2,013,709
     Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ...............................................         400,000         428,744
   Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 .....................       1,630,000       1,681,948
   Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 ...................       1,185,000       1,218,263
   North Hempstead GO, FGIC Insured, ETM, 6.00%, 7/15/14 ..........................................       1,715,000       1,932,256
   Olean City School District GO, Refunding, FGIC Insured,
     4.00%, 6/15/11 ...............................................................................       1,005,000       1,052,054
     4.00%, 6/15/12 ...............................................................................       1,065,000       1,114,938
     4.375%, 6/15/17 ..............................................................................       1,335,000       1,395,516
   Phelps-Clifton Springs Central School District GO, Refunding, FGIC Insured, 3.25%,
    6/01/11 .......................................................................................       1,555,000       1,560,785
   Port Authority New York and New Jersey Conservation Revenue, FSA Insured, 3.60%,
    7/15/14 .......................................................................................       3,665,000       3,695,969
   Rochester GO,
     MBIA Insured, ETM, 4.125%, 2/15/10 ...........................................................         520,000         545,906
     Refunding, MBIA Insured, 4.125%, 2/15/10 .....................................................         490,000         512,471
     Series A, FGIC Insured, 3.00%, 10/15/11 ......................................................       1,930,000       1,887,366
   Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ................       1,025,000       1,088,448
   Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ..............       1,720,000       1,780,699
   Spencerport Central School District GO, MBIA Insured, 4.00%, 6/15/11 ...........................       1,165,000       1,219,545
   Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
    4/01/11 .......................................................................................       1,155,000       1,210,267
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
    Complex, AMBAC Insured,
     5.25%, 10/15/14 ..............................................................................       1,435,000       1,573,779
     5.00%, 4/15/16 ...............................................................................       1,000,000       1,074,670
   Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
    5.10%, 6/01/13 ................................................................................       2,000,000       2,239,720
   Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/12 .........................       1,985,000       2,034,307
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
    AMBAC Insured, 5.75%, 4/01/20 .................................................................       1,000,000       1,117,450
   William Floyd Union Free School District GO, Refunding, MBIA Insured, 4.00%, 6/15/13 ...........       1,100,000       1,145,320
   Yonkers GO,
  (a)Refunding, Series B, MBIA Insured, 5.00%, 8/01/16 ............................................       1,885,000       2,079,381
     Series A, AMBAC Insured, 5.00%, 12/15/14 .....................................................       1,795,000       1,962,168
     Series B, FSA Insured, 4.00%, 10/15/14 .......................................................       1,810,000       1,862,599
   York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 ........................         915,000         956,724
   Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .............................       1,890,000       1,997,654
                                                                                                                       -------------
                                                                                                                        234,904,775
                                                                                                                       -------------


10 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 3.0%
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A,
     6.375%, 7/01/06 ..............................................................................     $   545,000    $    547,027
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .........................       3,000,000       3,202,860
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
    7/01/13 .......................................................................................       1,775,000       1,825,712
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     4.875%, 7/01/06 ..............................................................................       1,285,000       1,300,227
     5.00%, 7/01/09 ...............................................................................         520,000         542,095
                                                                                                                       -------------
                                                                                                                          7,417,921
                                                                                                                       -------------
   TOTAL BONDS (COST $232,113,518) ................................................................                     242,322,696
                                                                                                                       -------------

   ZERO COUPON/STEP-UP BOND (COST $2,667,503) 1.1%
   NEW YORK 1.1%
   New York State Dormitory Authority Revenues, State University, Capital Appreciation Bond,
    Refunding, Series B, MBIA Insured, 5/15/08 ....................................................       3,000,000       2,752,890
                                                                                                                       -------------
   TOTAL LONG TERM INVESTMENTS (COST $234,781,021) ................................................                     245,075,586
                                                                                                                       -------------

(b)SHORT TERM INVESTMENTS 0.7%
   BONDS 0.7%
   NEW YORK 0.7%
   Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
     Series A, Daily VRDN and Put, 2.21%, 5/01/22 .................................................         100,000         100,000
     Series A-4, Daily VRDN and Put, 2.21%, 5/01/22 ...............................................         300,000         300,000
   Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    2.21%, 5/01/33 ................................................................................       1,200,000       1,200,000
                                                                                                                       -------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,600,000) .................................................                       1,600,000
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $236,381,021) 100.5% ...................................................                     246,675,586
   OTHER ASSETS, LESS LIABILITIES (0.5)% ..........................................................                      (1,148,934)
                                                                                                                       -------------
   NET ASSETS 100.0% ..............................................................................                    $245,526,652
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 17.

(a)   Security purchased on a when issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 11

                       This page intentionally left blank.


12 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 94.1%
   BONDS 94.1%
   NEW YORK 91.5%
   Albany County GO, Series A, FSA Insured, 2.00%, 11/01/05 .......................................     $   400,000    $    399,112
   Brockport Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/08 ..................         125,000         127,974
   Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A, 4.00%, 8/15/05 ...         335,000         335,556
   Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ..........         100,000          99,193
   Candor Central School District GO, Refunding, FSA Insured, 3.75%, 6/15/08 ......................         125,000         127,974
   Catskill Central School District GO, FGIC Insured, 3.75%, 6/15/06 ..............................         100,000         101,118
   Cattaraugus County GO,
     FGIC Insured, 4.90%, 7/15/08 .................................................................         200,000         204,122
     Public Improvement, Refunding, MBIA Insured, 2.50%, 6/01/06 ..................................         500,000         499,715
   Chappaqua Central School District GO, Refunding, 2.50%, 10/15/08 ...............................         340,000         334,560
   Clarkstown GO, Public Improvement, MBIA Insured, 3.75%, 9/15/08 ................................         105,000         107,860
   Erie County IDA School Facility Revenue, City of Buffalo Project, FSA Insured, 4.00%,
    5/01/06 .......................................................................................         100,000         101,100
   Franklinville Central School District GO, Series B, FGIC Insured, 3.50%, 6/01/07 ...............         100,000         101,509
   Gates Chili Center School District GO, FSA Insured, 2.375%, 6/15/08 ............................         200,000         195,668
   Long Island Power Authority Electric System Revenue, Mandatory Put 4/01/07, Refunding,
    Sub Series 8G, MBIA Insured, 5.00%, 4/01/12 ...................................................         200,000         206,984
   Monroe County GO, Refunding, AMBAC Insured, 4.00%, 6/01/07 .....................................         400,000         408,600
   Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ....................         100,000         101,311
   New Rochelle GO, Public Improvement, Refunding, Series A, 3.00%, 1/15/06 .......................         400,000         401,036
   New York City HDC, MFHR, Series A, 2.10%, 11/01/05 .............................................         300,000         298,839
   New York City Transitional Finance Authority Revenue, Future Tax Secured, Series E, 2.70%,
    2/01/08 .......................................................................................         200,000         199,014
   New York State Dormitory Authority Revenue,
     City University Systems Consolidated, 4th General, Series A, Refunding, 3.00%, 7/01/08 .......         100,000          99,858
     State Personal Income Tax Education, 3.10%, 3/15/08 ..........................................         100,000         100,383
   New York State Dormitory Authority Revenues,
     Montefiore Hospital, FGIC Insured, 2.875%, 8/01/09 ...........................................         500,000         497,045
     Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 .................................         255,000         259,776
     Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%, 7/01/06 .......         250,000         252,970
     University of Rochester, Series A, 3.50%, 7/01/07 ............................................         225,000         228,195
   New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
    Revolving Funds, Refunding, Series C, 4.10%, 6/15/09 ..........................................         200,000         209,028
   New York State Power Authority Revenue, Series A, 4.00%, 11/15/08 ..............................         100,000         103,493
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
    2.75%, 3/15/08 ................................................................................         250,000         248,092
   New York State Urban Development Corp. Revenue, Correctional and Youth Facilities Service,
    Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 ...............................................         200,000         204,972
   Niagara Falls Bridge Common Toll Revenue, Bridge System, Series B, MBIA Insured, 2.25%,
    10/01/07 ......................................................................................         125,000         123,188
   Patchogue-Medford Union Free School District GO, Series A, FGIC Insured, 3.50%, 7/01/06 ........         275,000         277,527
   Ramapo Central School District GO, MBIA Insured, 2.00%, 7/01/05 ................................         350,000         350,000
   Schenectady City School District GO, Refunding, FGIC Insured, 3.75%, 6/15/06 ...................         100,000         101,118
   Sweet Home Central School District GO, New York Amherst and Tonawanda, Refunding, Series B,
    3.50%, 7/15/08 ................................................................................         100,000         101,580
   Triborough Bridge and Tunnel Authority Revenues, Refunding, Series B, 5.00%, 11/15/08 ..........         100,000         106,505


                                        Quarterly Statements of Investments | 13

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Warren and Washington Counties IDA Civic Facility Revenue,
     Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 .........................     $   200,000    $    200,318
     Series B, FSA Insured, 2.00%, 12/01/06 .......................................................         125,000         123,169
   Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
    AMBAC Insured, 3.375%, 11/01/10 ...............................................................         300,000         304,155
                                                                                                                       -------------
                                                                                                                          8,242,617
                                                                                                                       -------------

   U.S. TERRITORIES 2.6%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ..........         125,000         122,337
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ........................................................         100,000         105,965
                                                                                                                       -------------
                                                                                                                            228,302
                                                                                                                       -------------
   TOTAL LONG TERM INVESTMENTS (COST $8,527,295) ..................................................                       8,470,919
                                                                                                                       -------------

(a)SHORT TERM INVESTMENTS 3.3%
   BONDS 3.3%
   NEW YORK 3.3%
   Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    2.21%, 5/01/33 ................................................................................         100,000         100,000
   New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 2.18%,
    4/01/23 .......................................................................................         100,000         100,000
   Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 2.34%, 5/01/19 ..................................................         100,000         100,000
                                                                                                                       -------------
   TOTAL SHORT TERM INVESTMENTS (COST $300,000) ...................................................                         300,000
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $8,827,295) 97.4% ......................................................                       8,770,919
   OTHER ASSETS, LESS LIABILITIES 2.6% ............................................................                         236,980
                                                                                                                       -------------
   NET ASSETS 100.0% ..............................................................................                    $  9,007,899
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS 99.6%
   NEW YORK 96.5%
   Allegany County GO, BAN, 4.00%, 4/27/06 ........................................................     $ 1,700,000    $  1,716,995
   Erie County RAN, 3.00%, 7/13/05 ................................................................       1,500,000       1,500,704
(a)Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
     Series A, Daily VRDN and Put, 2.21%, 5/01/22 .................................................         200,000         200,000
     Series A-1, Weekly VRDN and Put, 2.20%, 5/01/22 ..............................................         500,000         500,000
     Series A-4, Daily VRDN and Put, 2.21%, 5/01/22 ...............................................       2,300,000       2,300,000
   Long Island Power Authority Electric System Revenue,
  (a)Sub Series 2, Daily VRDN and Put, 2.21%, 5/01/33 .............................................       1,700,000       1,700,000
     TECP, 2.73%, 8/09/05 .........................................................................       1,000,000       1,000,000
(a)Monroe County IDA Civic Facility Revenue, Various Saint John Fisher College Project,
    Radian Insured, Weekly VRDN and Put, 2.32%, 6/01/34 ...........................................       1,000,000       1,000,000
   MTA Revenue, TECP, 2.46%, 8/04/05 ..............................................................       2,000,000       2,000,000
(a)Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
    FSA Insured, Weekly VRDN and Put, 2.17%, 11/15/22 .............................................       2,000,000       2,000,000
   Nassau County Sewer and Storm Water Finance Authority System TECP, 2.35%, 7/06/05 ..............         935,000         935,000
(a)New York City GO,
     Refunding, Sub Series C-4, Weekly VRDN and Put, 2.18%, 8/01/20 ...............................       1,000,000       1,000,000
     Series B, Sub Series B-6, MBIA Insured, Daily VRDN and Put, 2.18%, 8/15/05 ...................         400,000         400,000
     Sub Series E-3, Daily VRDN and Put, 2.21%, 8/01/23 ...........................................       1,300,000       1,300,000
     Sub Series H-4, Daily VRDN and Put, 2.21%, 3/01/34 ...........................................         200,000         200,000
(a)New York City HDC,
     MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
      2.20%, 11/15/19 .............................................................................       2,950,000       2,950,000
     MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
      Weekly VRDN and Put, 2.25%, 11/15/28 ........................................................       1,000,000       1,000,000
     MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 2.22%,
      12/01/34 ....................................................................................       1,000,000       1,000,000
(a)New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
    2.25%, 12/01/14 ...............................................................................         500,000         500,000
(a)New York City IDAR, Liberty, 1 Bryant Park LLC,
     Series A, Weekly VRDN and Put, 2.32%, 11/01/39 ...............................................       3,000,000       3,000,000
     Series B, Daily VRDN and Put, 2.30%, 11/01/39 ................................................         500,000         500,000
(a)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Series C, FGIC Insured, Daily VRDN and Put, 2.34%, 6/15/22 ...................................       2,200,000       2,200,000
     Series C, FGIC Insured, Daily VRDN and Put, 2.34%, 6/15/23 ...................................         300,000         300,000
     Series G, FGIC Insured, Daily VRDN and Put, 2.21%, 6/15/24 ...................................         500,000         500,000
(a)New York City Transitional Finance Authority Revenue,
     Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 2.18%, 8/01/31 .............       2,000,000       2,000,000
     New York City Recovery, Refunding, Series 3, Sub Series 3F, Daily VRDN and Put, 2.26%,
      11/01/22 ....................................................................................         400,000         400,000
     New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 2.26%, 11/01/22 .........         600,000         600,000
(a)New York State Dormitory Authority Revenues,
     Cornell University, Series A, Weekly VRDN and Put, 2.18%, 7/01/29 ............................       1,000,000       1,000,000
     Cornell University, Series B, Weekly VRDN and Put, 2.18%, 7/01/30 ............................       1,500,000       1,500,000
     New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 2.20%, 7/01/28 .........       2,300,000       2,300,000
     Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 2.20%,
      5/15/39 .....................................................................................       2,000,000       2,000,000
     Oxford University Press Inc., Weekly VRDN and Put, 2.18%, 7/01/25 ............................         700,000         700,000


                                        Quarterly Statements of Investments | 15

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   NEW YORK (CONT.)
(a)New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
    Series A,
     AMBAC Insured, Weekly VRDN and Put, 2.22%, 8/01/15 ...........................................     $ 1,350,000    $  1,350,000
     FGIC Insured, Weekly VRDN and Put, 2.22%, 10/01/14 ...........................................       1,100,000       1,100,000
(a)New York State GO, Series B, Annual VRDN and Put, 1.58%, 3/15/30 ...............................       2,000,000       2,000,000
(a)New York State HFAR,
     100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 2.29%, 11/01/37 ......................       1,000,000       1,000,000
     350 West 43rd Street, Series A, Weekly VRDN and Put, 2.25%, 11/01/34 .........................       2,000,000       2,000,000
     FNMA Insured, Weekly VRDN and Put, 2.25%, 11/15/29 ...........................................         500,000         500,000
(a)New York State Local Government Assistance Corp. Revenue,
     Series F, Weekly VRDN and Put, 2.18%, 4/01/25 ................................................         800,000         800,000
     Series G, Weekly VRDN and Put, 2.20%, 4/01/25 ................................................       2,700,000       2,700,000
   New York State Power Authority Revenue and General Purpose GO, Consented, 2.15%,
    3/01/16 .......................................................................................       1,000,000       1,000,000
   New York State Thruway Authority Highway and Bridge Trust Fund, Series A, MBIA Insured,
    5.00%, 4/01/06 ................................................................................       1,000,000       1,018,044
   Syracuse GO, RAN, Series A, 3.125%, 10/28/05 ...................................................       1,000,000       1,001,912
(a)Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
    FSA Insured, Weekly VRDN and Put, 2.23%, 1/01/31 ..............................................       2,800,000       2,800,000
(a)Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A, Weekly VRDN and Put,
    2.25%, 8/01/33 ................................................................................       1,600,000       1,600,000
                                                                                                                       -------------
                                                                                                                         59,072,655
                                                                                                                       -------------

   U.S. TERRITORIES 3.1%
   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05 ..................................................       1,865,000       1,866,474
                                                                                                                       -------------
   TOTAL BONDS (COST $60,939,129) 99.6% ...........................................................                      60,939,129
   OTHER ASSETS, LESS LIABILITIES 0.4% ............................................................                         253,073
                                                                                                                       -------------
   NET ASSETS 100.0% ..............................................................................                    $ 61,192,202
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Notes
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority/Agency Revenue
IDR   - Industrial Development Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
RAN   - Revenue Anticipation Notes
SF    - Single Family
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes
XLCA  - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

                      This page intentionally left blank.


18 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                              -------------------------------------
                                                                  FRANKLIN NEW YORK
                                              FRANKLIN NEW YORK   INTERMEDIATE-TERM
                                              INSURED TAX-FREE        TAX-FREE
                                                 INCOME FUND         INCOME FUND
                                              -------------------------------------
Cost of investments ......................    $   325,467,968      $   236,327,425
                                              =====================================

Unrealized appreciation ..................    $    24,540,171      $    10,442,495
Unrealized depreciation ..................             (3,151)             (94,334)
                                              -------------------------------------
Net unrealized appreciation (depreciation)    $    24,537,020      $    10,348,161
                                              =====================================

                                              -------------------------------------
                                              FRANKLIN NEW YORK
                                                LIMITED-TERM      FRANKLIN NEW YORK
                                                  TAX-FREE           TAX-EXEMPT
                                                 INCOME FUND         MONEY FUND
                                              -------------------------------------
Cost of investments .....................     $     8,827,295      $    60,939,129
                                              =====================================

Unrealized appreciation .................     $        13,055      $            --
Unrealized depreciation .................             (69,431)                  --
                                              -------------------------------------
Net unrealized appreciation (depreciation)    $       (56,376)     $            --
                                              =====================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST


By  JIMMY D. GAMBILL
   ----------------
 /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By
    JIMMY D. GAMBILL
   ----------------
 /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005


By
    GALEN G. VETTER
    ---------------
 /s/Galen G. Vetter
      Chief Financial Officer
Date  August 19, 2005















                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer